SUPPLEMENTAL FINANCIAL INFORMATION Company (Condensed Consolidated Statement of Cash Flows) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	CAD 1,053	CAD 674
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	(8,409)	0
Additions to property, plant and equipment	(1,031)	(427)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(276)	(136)
Proceeds from Sale of Equity Method Investments	665	282
Other investing activities	(54)	(22)
Net cash used in investing activities	(9,105)	(124)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Short-term Debt	118	(262)
Proceeds from Issuance of Long-term Debt	6,423	446
Proceeds from Convertible Debt	1,413	681
Retirement of long-term debt	(273)	(90)
Net repayments under committed credit facilities	(315)	(201)
Proceeds from Issuance of Common Stock	354	9
Dividends on common stock	(221)	(162)
Dividends on preferred stock	(28)	(30)
Dividends paid by subsidiaries to non-controlling interest	(5)	(14)
Proceeds from (Payments for) Other Financing Activities	(18)	(21)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	7,448	221
Cash and Cash Equivalents, Period Increase (Decrease)	(669)	852
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	171	(171)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	0	0
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	0
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	9,179	2,482
Other investing activities	0	1,331
Net cash used in investing activities	9,179	3,813
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Short-term Debt	14	(4)
Proceeds from Issuance of Long-term Debt	(5,081)	(1,048)
Proceeds from Convertible Debt	0	0
Retirement of long-term debt	19	702
Proceeds from Long-term Lines of Credit	(6)	0
Proceeds from Issuance of Common Stock	(4,202)	(2,390)
Issuance of preferred stock, net of issuance costs	(195)	(6)
Dividends on common stock	254	162
Dividends on preferred stock	49	40
Dividends paid by subsidiaries to non-controlling interest	(3)	(11)
Proceeds from (Payments for) Other Financing Activities	(185)	(1,091)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(9,336)	(3,646)
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	14	(4)
Beginning Balance	(14)	(10)
Ending Balance	0	(14)
Parent Company [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	265	291
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	(2)	(7)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	(1)
Proceeds from Sale of Equity Method Investments	665	0
Repayment of Notes Receivable from Related Parties	(2,348)	(2,453)
Other investing activities	0	(751)
Net cash used in investing activities	(1,685)	(3,212)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Short-term Debt	(14)	4
Proceeds from Issuance of Long-term Debt	2,037	0
Proceeds from Convertible Debt	(44)	2,138
Retirement of long-term debt	(250)	0
Proceeds from Long-term Lines of Credit	(210)	(39)
Proceeds from Issuance of Common Stock	354	9
Issuance of preferred stock, net of issuance costs	0	0
Dividends on common stock	(221)	(162)
Dividends on preferred stock	(28)	(30)
Dividends paid by subsidiaries to non-controlling interest	0	0
Proceeds from (Payments for) Other Financing Activities	0	1,001
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	1,624	2,921
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(4)	0
Cash and Cash Equivalents, Period Increase (Decrease)	200	0
Beginning Balance	0	0
Ending Balance	200	0
Subsidiary Issuer [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	29	0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	0	0
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	0
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	(4,416)	0
Other investing activities	0	0
Net cash used in investing activities	(4,416)	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Short-term Debt	0	0
Proceeds from Issuance of Long-term Debt	4,187	0
Proceeds from Convertible Debt	0	0
Retirement of long-term debt	0	0
Proceeds from Long-term Lines of Credit	0	0
Proceeds from Issuance of Common Stock	242	0
Issuance of preferred stock, net of issuance costs	0	0
Dividends on common stock	0	0
Dividends on preferred stock	0	0
Dividends paid by subsidiaries to non-controlling interest	0	0
Proceeds from (Payments for) Other Financing Activities	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	4,429	0
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(14)	0
Cash and Cash Equivalents, Period Increase (Decrease)	28	0
Beginning Balance	0	0
Ending Balance	28	0
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	481	190
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	(8,409)
Additions to property, plant and equipment	(633)	(66)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	0	(3)
Proceeds from Sale of Equity Method Investments	0	282
Repayment of Notes Receivable from Related Parties	(18)	0
Other investing activities	(42)	(10)
Net cash used in investing activities	(9,102)	203
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Short-term Debt	122	0
Proceeds from Issuance of Long-term Debt	4,516	29
Proceeds from Convertible Debt	0	0
Retirement of long-term debt	(6)	(420)
Proceeds from Long-term Lines of Credit	0	(9)
Proceeds from Issuance of Common Stock	3,865	0
Issuance of preferred stock, net of issuance costs	195	0
Dividends on common stock	0	0
Dividends on preferred stock	(31)	(15)
Dividends paid by subsidiaries to non-controlling interest	0	0
Proceeds from (Payments for) Other Financing Activities	(18)	(11)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	8,643	(426)
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	7	14
Cash and Cash Equivalents, Period Increase (Decrease)	29	(19)
Beginning Balance	19	38
Ending Balance	48	19
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	107	364
Net Cash Provided by (Used in) Investing Activities [Abstract]
Acquisition, net of cash acquired	0
Additions to property, plant and equipment	(396)	(354)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(276)	(132)
Proceeds from Sale of Equity Method Investments	0	0
Repayment of Notes Receivable from Related Parties	(2,397)	(29)
Other investing activities	(12)	(413)
Net cash used in investing activities	(3,081)	(928)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Short-term Debt	(4)	(262)
Proceeds from Issuance of Long-term Debt	764	1,465
Proceeds from Convertible Debt	1,457	(1,457)
Retirement of long-term debt	(36)	(372)
Proceeds from Long-term Lines of Credit	(99)	(153)
Proceeds from Issuance of Common Stock	95	2,390
Issuance of preferred stock, net of issuance costs	0	6
Dividends on common stock	(254)	(162)
Dividends on preferred stock	(18)	(25)
Dividends paid by subsidiaries to non-controlling interest	(2)	(3)
Proceeds from (Payments for) Other Financing Activities	185	(55)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	2,088	1,372
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations	(54)	67
Cash and Cash Equivalents, Period Increase (Decrease)	(940)	875
Beginning Balance	1,068	193
Ending Balance	CAD 128	CAD 1,068